Financial Liabilities (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Feb. 04, 2019
Statement Line Items [Line Items]
Convertible bond term	This was originally available until July 2019 and can now be used until May 2020.
Tranche One [Member]
Statement Line Items [Line Items]
EIB loan, amount		€ 5,000
Tranche Two [Member] | Loan Agreement [Member]
Statement Line Items [Line Items]
EIB loan, amount	€ 5,000